DISCONTINUED OPERATIONS (Narrative) (Details)) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	Sep. 30, 2013	Dec. 31, 2011 item	Jul. 31, 2012	Dec. 31, 2011	Aug. 31, 2013	Jun. 30, 2013	Jul. 27, 2009
DISCONTINUED OPERATIONS [Line item]
Forgiven payment receivable from related party under a settlement agreement			$ (1,186)
Vimicro China [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage	100.00%
Vimicro Qingdao [Member]
DISCONTINUED OPERATIONS [Line item]
Amount to be received for forgiveness of dues from related party										2,900
Outstanding amount written off			1,186
Beneficially held equity interest	18.00%
Forgiven payment receivable from related party under a settlement agreement				1,186
Amount expected to be received for forgiveness of dues from related party									2,900
Individual Shareholders of Visiondigi [Member] | Vimicro China [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage											38.50%
Vimicro Wuxi [Member]
DISCONTINUED OPERATIONS [Line item]
Percentage of equity interest disposed					0.10%
Mobile business [Member] | Vimicro Qingdao [Member]
DISCONTINUED OPERATIONS [Line item]
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao						2		2
Consideration from disposal of business						4,202
Ownership interest percentage held by two former key employees of mobile business						49.00%		49.00%
Mobile business [Member] | Vimicro Qingdao [Member] | VMF Consulting Company [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage						14.00%		14.00%
Mobile business [Member] | Vimicro Qingdao [Member] | Vimicro China [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage						18.00%		18.00%
Mobile business [Member] | Vimicro Qingdao [Member] | Vimicro Wuxi [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage						19.00%		19.00%
Visiondigi [Member]
DISCONTINUED OPERATIONS [Line item]
Ownership interest percentage							18.00%
Outstanding amount written off							1,747
Percentage of equity interest disposed							35.26%
Consideration from disposal of equity interest							49
Loss on divestiture							740
Assets derecognized							4,082
Liabilities derecognized							5,847
Prepayment to related parties			292					4,904
Inventory received			$ 33					$ 3,765
Visiondigi [Member] | Ningbo Sunny [Member]
DISCONTINUED OPERATIONS [Line item]
Indirect shareholding interest held at cost (as a percent)							3.94%
Visiondigi [Member] | Individual Shareholders of Visiondigi [Member]
DISCONTINUED OPERATIONS [Line item]
Indirect shareholding interest held at cost (as a percent)							2.03%
Number of individuals involved in forming majority owned consolidated subsidiaries							3